Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 98.5%
Consumer, Non-cyclical - 21.3%
Molson Coors Beverage Co. — Class B*	16,570	$847,555
Baxter International, Inc.[1]	9,911	835,894
Amgen, Inc.[1]	3,354	834,509
Laboratory Corporation of America Holdings*,1	3,237	825,532
PepsiCo, Inc.	5,808	821,542
Equifax, Inc.[1]	4,531	820,700
Procter & Gamble Co.[1]	6,030	816,643
Church & Dwight Company, Inc.[1]	9,320	814,102
Quest Diagnostics, Inc.	6,340	813,676
Altria Group, Inc.[1]	15,882	812,523
Biogen, Inc.*,1	2,903	812,114
Hologic, Inc.*,1	10,916	811,932
Anthem, Inc.[1]	2,261	811,586
Gilead Sciences, Inc.[1]	12,551	811,171
ABIOMED, Inc.*,1	2,545	811,168
Kraft Heinz Co.[1]	20,274	810,960
Danaher Corp.[1]	3,599	810,063
Campbell Soup Co.[1]	16,111	809,900
ResMed, Inc.	4,174	809,839
Coca-Cola Co.[1]	15,343	808,729
AmerisourceBergen Corp. — Class A1	6,842	807,835
UnitedHealth Group, Inc.	2,170	807,392
Colgate-Palmolive Co.[1]	10,232	806,589
Kellogg Co.[1]	12,742	806,569
General Mills, Inc.[1]	13,152	806,481
PerkinElmer, Inc.	6,276	805,148
J M Smucker Co.	6,363	805,110
Kimberly-Clark Corp.[1]	5,789	804,961
Rollins, Inc.	23,386	804,946
Bristol-Myers Squibb Co.[1]	12,742	804,403
McKesson Corp.	4,119	803,370
Hershey Co.[1]	5,068	801,555
Pfizer, Inc.[1]	22,114	801,190
United Rentals, Inc.*	2,431	800,552
STERIS plc	4,198	799,635
IQVIA Holdings, Inc.*	4,136	798,827
Merck & Company, Inc.	10,357	798,421
Zoetis, Inc.	5,064	797,479
Automatic Data Processing, Inc.[1]	4,227	796,663
Humana, Inc.[1]	1,900	796,575
Henry Schein, Inc.*	11,500	796,260
Johnson & Johnson[1]	4,841	795,618
Mondelez International, Inc. — Class A	13,586	795,188
Verisk Analytics, Inc. — Class A1	4,498	794,751
Incyte Corp.*,1	9,779	794,739
West Pharmaceutical Services, Inc.	2,819	794,338
McCormick & Company, Inc.[1]	8,900	793,524
Abbott Laboratories[1]	6,620	793,341
Monster Beverage Corp.*	8,688	791,390
IHS Markit Ltd.	8,174	791,080
Moody’s Corp.[1]	2,649	791,018
S&P Global, Inc.	2,235	788,664
Cooper Companies, Inc.[1]	2,053	788,537

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Consumer, Non-cyclical - 21.3% (continued)
Becton Dickinson and Co.[1]	3,243	$788,535
Clorox Co.[1]	4,088	788,493
Bio-Rad Laboratories, Inc. — Class A*	1,380	788,215
Edwards Lifesciences Corp.*	9,415	787,471
CVS Health Corp.[1]	10,453	786,379
Centene Corp.*,1	12,284	785,070
Avery Dennison Corp.[1]	4,274	784,920
Kroger Co.[1]	21,790	784,222
Dentsply Sirona, Inc.[1]	12,288	784,097
Conagra Brands, Inc.[1]	20,838	783,509
Thermo Fisher Scientific, Inc.	1,715	782,692
Stryker Corp.	3,209	781,648
Philip Morris International, Inc.	8,808	781,622
Align Technology, Inc.*,1	1,440	779,803
Alexion Pharmaceuticals, Inc.*,1	5,097	779,382
Intuitive Surgical, Inc.*,1	1,052	777,365
Estee Lauder Companies, Inc. — Class A1	2,672	777,151
DexCom, Inc.*	2,160	776,282
Regeneron Pharmaceuticals, Inc.*	1,639	775,477
Vertex Pharmaceuticals, Inc.*	3,605	774,678
Varian Medical Systems, Inc.*	4,385	774,084
AbbVie, Inc.[1]	7,139	772,583
Catalent, Inc.*	7,306	769,395
Robert Half International, Inc.	9,852	769,146
Boston Scientific Corp.*,1	19,889	768,710
HCA Healthcare, Inc.[1]	4,079	768,239
Medtronic plc[1]	6,503	768,199
Corteva, Inc.[1]	16,474	768,018
Constellation Brands, Inc. — Class A1	3,368	767,904
DaVita, Inc.*,1	7,125	767,861
Cardinal Health, Inc.[1]	12,639	767,819
Cigna Corp.[1]	3,173	767,041
Quanta Services, Inc.	8,717	766,922
Hormel Foods Corp.[1]	15,951	762,139
Perrigo Company plc[1]	18,832	762,131
Tyson Foods, Inc. — Class A	10,232	760,238
IDEXX Laboratories, Inc.*,1	1,552	759,409
Zimmer Biomet Holdings, Inc.[1]	4,735	757,979
Teleflex, Inc.	1,824	757,799
Archer-Daniels-Midland Co.[1]	13,264	756,048
Gartner, Inc.*,1	4,136	755,027
Viatris, Inc.*,1	53,807	751,684
PayPal Holdings, Inc.*,1	3,086	749,404
Universal Health Services, Inc. — Class B	5,618	749,385
Nielsen Holdings plc[1]	29,559	743,409
Lamb Weston Holdings, Inc.	9,572	741,638
MarketAxess Holdings, Inc.[1]	1,489	741,403
Brown-Forman Corp. — Class B1	10,745	741,083
Cintas Corp.[1]	2,157	736,206
Illumina, Inc.*,1	1,907	732,402
FleetCor Technologies, Inc.*,1	2,722	731,211
Sysco Corp.	9,264	729,447
Global Payments, Inc.[1]	3,593	724,277
Eli Lilly & Co.[1]	3,713	693,663
Total Consumer, Non-cyclical		83,991,201

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Financial - 18.0%
Hartford Financial Services Group, Inc.[1]	13,934	$930,652
American Tower Corp. — Class A REIT[1]	3,590	858,225
Crown Castle International Corp. REIT[1]	4,869	838,101
Ameriprise Financial, Inc.[1]	3,579	831,938
SBA Communications Corp. REIT	2,960	821,548
BlackRock, Inc. — Class A1	1,079	813,523
Digital Realty Trust, Inc. REIT[1]	5,758	810,957
Prologis, Inc. REIT	7,628	808,568
Assurant, Inc.[1]	5,669	803,694
Marsh & McLennan Companies, Inc.[1]	6,554	798,277
Duke Realty Corp. REIT[1]	18,970	795,412
Progressive Corp.	8,305	794,041
Willis Towers Watson plc[1]	3,469	793,985
Franklin Resources, Inc.[1]	26,801	793,310
Northern Trust Corp.	7,547	793,265
Raymond James Financial, Inc.	6,452	790,757
Nasdaq, Inc.	5,350	788,911
Bank of America Corp.[1]	20,365	787,922
Mid-America Apartment Communities, Inc. REIT	5,450	786,762
Equinix, Inc. REIT[1]	1,157	786,286
Public Storage REIT	3,179	784,450
Bank of New York Mellon Corp.[1]	16,559	783,075
U.S. Bancorp	14,141	782,139
Aon plc — Class A1	3,389	779,843
Realty Income Corp. REIT[1]	12,278	779,653
Comerica, Inc.[1]	10,867	779,599
Extra Space Storage, Inc. REIT[1]	5,866	777,538
Alexandria Real Estate Equities, Inc. REIT[1]	4,726	776,482
Iron Mountain, Inc. REIT[1]	20,956	775,582
State Street Corp.	9,220	774,572
Healthpeak Properties, Inc. REIT[1]	24,328	772,171
Western Union Co.	31,282	771,414
CBRE Group, Inc. — Class A*,1	9,746	771,006
MetLife, Inc.	12,648	768,872
Loews Corp.[1]	14,983	768,328
Allstate Corp.[1]	6,676	767,072
Lincoln National Corp.[1]	12,304	766,170
Weyerhaeuser Co. REIT	21,517	766,005
Arthur J Gallagher & Co.[1]	6,125	764,216
T. Rowe Price Group, Inc.	4,447	763,105
Aflac, Inc.[1]	14,905	762,838
W R Berkley Corp.	10,087	760,056
Berkshire Hathaway, Inc. — Class B*,1	2,971	759,001
Invesco Ltd.[1]	30,053	757,937
Everest Re Group Ltd.	3,056	757,307
Host Hotels & Resorts, Inc. REIT*,1	44,844	755,621
Wells Fargo & Co.	19,331	755,262
CME Group, Inc. — Class A1	3,694	754,426
Equity Residential REIT[1]	10,521	753,619
JPMorgan Chase & Co.[1]	4,948	753,234
Principal Financial Group, Inc.	12,553	752,678

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Financial - 18.0% (continued)
Truist Financial Corp.	12,895	$752,036
UDR, Inc. REIT	17,113	750,576
Citizens Financial Group, Inc.	16,989	750,064
Prudential Financial, Inc.	8,231	749,844
People’s United Financial, Inc.	41,879	749,634
AvalonBay Communities, Inc. REIT[1]	4,056	748,373
Intercontinental Exchange, Inc.[1]	6,700	748,256
Citigroup, Inc.[1]	10,277	747,652
PNC Financial Services Group, Inc.	4,259	747,071
Welltower, Inc. REIT[1]	10,424	746,671
Simon Property Group, Inc. REIT	6,556	745,876
Charles Schwab Corp.	11,421	744,421
M&T Bank Corp.[1]	4,904	743,496
Capital One Financial Corp.[1]	5,829	741,624
Regency Centers Corp. REIT	13,063	740,803
Unum Group	26,607	740,473
Fifth Third Bancorp[1]	19,766	740,237
Cincinnati Financial Corp.[1]	7,180	740,186
First Republic Bank	4,436	739,703
Travelers Companies, Inc.	4,913	738,915
American International Group, Inc.[1]	15,951	737,096
Globe Life, Inc.	7,620	736,321
Kimco Realty Corp. REIT[1]	39,242	735,787
American Express Co.[1]	5,202	735,771
Synchrony Financial	18,095	735,743
Cboe Global Markets, Inc.[1]	7,405	730,799
Regions Financial Corp.	35,346	730,248
Essex Property Trust, Inc. REIT[1]	2,684	729,619
Visa, Inc. — Class A	3,444	729,198
Ventas, Inc. REIT	13,663	728,784
Huntington Bancshares, Inc.[1]	46,267	727,317
KeyCorp[1]	36,292	725,114
Goldman Sachs Group, Inc.[1]	2,215	724,305
Boston Properties, Inc. REIT[1]	7,115	720,465
Zions Bancorp North America[1]	13,082	718,987
Mastercard, Inc. — Class A	2,019	718,865
Discover Financial Services[1]	7,555	717,649
Vornado Realty Trust REIT	15,756	715,165
Morgan Stanley	9,161	711,443
Federal Realty Investment Trust REIT[1]	7,000	710,150
Chubb Ltd.[1]	4,414	697,280
SVB Financial Group*	1,408	695,073
Total Financial		70,836,495
Industrial - 13.9%
Kansas City Southern[1]	3,584	945,889
Lockheed Martin Corp.[1]	2,271	839,135
Mettler-Toledo International, Inc.*	724	836,720
Northrop Grumman Corp.	2,560	828,518
Expeditors International of Washington, Inc.[1]	7,693	828,459
Allegion plc[1]	6,587	827,459
Fortune Brands Home & Security, Inc.[1]	8,629	826,831
Carrier Global Corp.	19,516	823,965
Snap-on, Inc.	3,555	820,281

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Industrial - 13.9% (continued)
Waste Management, Inc.	6,344	$818,503
Waters Corp.*	2,874	816,705
L3Harris Technologies, Inc.	4,024	815,584
Huntington Ingalls Industries, Inc.[1]	3,960	815,166
Keysight Technologies, Inc.*	5,681	814,655
Masco Corp.[1]	13,594	814,281
Trimble, Inc.*	10,460	813,683
FedEx Corp.[1]	2,859	812,070
AMETEK, Inc.[1]	6,356	811,852
A O Smith Corp.	12,001	811,388
IDEX Corp.	3,876	811,324
Stanley Black & Decker, Inc.	4,057	810,061
Teledyne Technologies, Inc.*	1,956	809,099
Pentair plc[1]	12,982	809,038
Agilent Technologies, Inc.[1]	6,363	808,992
Fortive Corp.	11,432	807,556
General Electric Co.[1]	61,420	806,444
3M Co.	4,178	805,017
Otis Worldwide Corp.	11,707	801,344
Garmin Ltd.[1]	6,062	799,275
Republic Services, Inc. — Class A	8,033	798,079
Xylem, Inc.[1]	7,585	797,790
J.B. Hunt Transport Services, Inc.[1]	4,745	797,492
General Dynamics Corp.[1]	4,383	795,778
Union Pacific Corp.	3,609	795,460
Amphenol Corp. — Class A	12,056	795,334
Old Dominion Freight Line, Inc.	3,304	794,315
CSX Corp.[1]	8,233	793,826
Norfolk Southern Corp.	2,955	793,476
Illinois Tool Works, Inc.[1]	3,577	792,377
FLIR Systems, Inc.	14,008	791,032
Jacobs Engineering Group, Inc.[1]	6,110	789,840
Textron, Inc.	14,033	786,971
Howmet Aerospace, Inc.*,1	24,490	786,864
Westinghouse Air Brake Technologies Corp.[1]	9,896	783,367
United Parcel Service, Inc. — Class B	4,607	783,144
Caterpillar, Inc.[1]	3,374	782,329
Deere & Co.[1]	2,091	782,327
Honeywell International, Inc.[1]	3,604	782,320
Trane Technologies plc[1]	4,720	781,443
Dover Corp.[1]	5,688	779,996
Westrock Co.	14,983	779,865
Parker-Hannifin Corp.	2,472	779,743
Ball Corp.[1]	9,129	773,592
Rockwell Automation, Inc.	2,913	773,227
CH Robinson Worldwide, Inc.[1]	8,055	768,689
Generac Holdings, Inc.*	2,346	768,198
Sealed Air Corp.	16,753	767,622
Amcor plc	65,647	766,757
Ingersoll Rand, Inc.*,1	15,578	766,594
Raytheon Technologies Corp.	9,840	760,337
TE Connectivity Ltd.[1]	5,889	760,329
Eaton Corporation plc[1]	5,489	759,019
Vulcan Materials Co.	4,493	758,194
Packaging Corporation of America	5,631	757,257

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Industrial - 13.9% (continued)
Emerson Electric Co.[1]	8,380	$756,043
Martin Marietta Materials, Inc.[1]	2,247	754,587
Johnson Controls International plc[1]	12,501	745,935
TransDigm Group, Inc.*	1,246	732,548
Boeing Co.*,1	2,870	731,046
Total Industrial		54,832,436
Consumer, Cyclical - 13.7%
Lennar Corp. — Class A1	8,789	889,711
Home Depot, Inc.[1]	2,829	863,552
Lowe’s Companies, Inc.[1]	4,504	856,571
DR Horton, Inc.[1]	9,576	853,413
Target Corp.	4,292	850,116
PulteGroup, Inc.	16,121	845,385
AutoZone, Inc.*,1	601	843,984
Fastenal Co.[1]	16,387	823,938
Costco Wholesale Corp.[1]	2,333	822,336
Whirlpool Corp.	3,717	819,041
McDonald’s Corp.[1]	3,639	815,646
Dollar General Corp.[1]	4,025	815,546
Newell Brands, Inc.	30,420	814,648
Dollar Tree, Inc.*,1	7,114	814,268
O’Reilly Automotive, Inc.*	1,601	812,107
NVR, Inc.*	170	800,858
Tractor Supply Co.	4,518	800,047
Best Buy Company, Inc.[1]	6,961	799,192
Yum! Brands, Inc.[1]	7,372	797,503
Walgreens Boots Alliance, Inc.	14,521	797,203
American Airlines Group, Inc.*,1	33,062	790,182
United Airlines Holdings, Inc.*	13,726	789,794
Advance Auto Parts, Inc.	4,303	789,558
Domino’s Pizza, Inc.	2,140	787,071
Alaska Air Group, Inc.*	11,359	786,156
L Brands, Inc.*,1	12,706	785,993
Mohawk Industries, Inc.*	4,087	785,971
WW Grainger, Inc.[1]	1,956	784,219
Starbucks Corp.[1]	7,167	783,138
Hasbro, Inc.[1]	8,143	782,705
Walmart, Inc.	5,761	782,517
VF Corp.	9,769	780,738
Genuine Parts Co.[1]	6,743	779,423
Pool Corp.	2,256	778,861
Southwest Airlines Co.*	12,660	773,020
Ralph Lauren Corp. — Class A*	6,232	767,533
CarMax, Inc.*,1	5,776	766,244
TJX Companies, Inc.	11,560	764,694
Copart, Inc.*	7,027	763,203
Marriott International, Inc. — Class A*,1	5,144	761,878
PVH Corp.*	7,201	761,146
LKQ Corp.*,1	17,975	760,882
Chipotle Mexican Grill, Inc. — Class A*,1	532	755,876
Ross Stores, Inc.	6,301	755,553
Darden Restaurants, Inc.[1]	5,314	754,588
MGM Resorts International	19,822	753,038
Las Vegas Sands Corp.*	12,372	751,722
Ulta Beauty, Inc.*	2,429	750,974
General Motors Co.*,1	13,038	749,164
Delta Air Lines, Inc.*,1	15,506	748,630
Gap, Inc.[1]	25,078	746,823

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Consumer, Cyclical - 13.7% (continued)
Live Nation Entertainment, Inc.*	8,792	$744,243
Tesla, Inc.*	1,113	743,406
Hanesbrands, Inc.[1]	37,728	742,110
Hilton Worldwide Holdings, Inc.*	6,127	740,877
PACCAR, Inc.	7,970	740,572
Royal Caribbean Cruises Ltd.*	8,564	733,164
NIKE, Inc. — Class B	5,501	731,028
Cummins, Inc.[1]	2,821	730,949
Carnival Corp.*,1	27,149	720,535
Leggett & Platt, Inc.[1]	15,708	717,070
Tapestry, Inc.*	17,320	713,757
BorgWarner, Inc.[1]	15,352	711,719
Ford Motor Co.*,1	57,791	707,940
Wynn Resorts Ltd.*,1	5,638	706,836
Aptiv plc*,1	5,120	706,048
Norwegian Cruise Line Holdings Ltd.*	25,143	693,695
Caesars Entertainment, Inc.*	7,679	671,529
Penn National Gaming, Inc.*	5,922	620,862
Under Armour, Inc. — Class A*	17,780	394,005
Under Armour, Inc. — Class C*	18,353	338,796
Total Consumer, Cyclical		54,015,500
Technology - 11.8%
Applied Materials, Inc.[1]	6,760	903,136
Lam Research Corp.[1]	1,472	876,193
KLA Corp.[1]	2,626	867,630
NXP Semiconductor N.V.	4,211	847,843
Cadence Design Systems, Inc.*	6,145	841,804
Texas Instruments, Inc.	4,451	841,195
Synopsys, Inc.*	3,367	834,275
Teradyne, Inc.	6,848	833,265
DXC Technology Co.*,1	26,625	832,297
NetApp, Inc.	11,437	831,127
ANSYS, Inc.*,1	2,438	827,847
Adobe, Inc.*	1,739	826,668
Monolithic Power Systems, Inc.	2,334	824,392
Skyworks Solutions, Inc.	4,484	822,724
Broadridge Financial Solutions, Inc.	5,363	821,075
Qorvo, Inc.*	4,477	817,948
Microchip Technology, Inc.	5,240	813,353
Citrix Systems, Inc.[1]	5,788	812,404
HP, Inc.[1]	25,517	810,165
Oracle Corp.	11,505	807,306
Akamai Technologies, Inc.*,1	7,921	807,150
International Business Machines Corp.[1]	6,055	806,889
Roper Technologies, Inc.	2,000	806,680
Accenture plc — Class A1	2,916	805,545
Maxim Integrated Products, Inc.	8,782	802,411
NVIDIA Corp.	1,502	801,963
Take-Two Interactive Software, Inc.*,1	4,538	801,865
Electronic Arts, Inc.[1]	5,921	801,526
Analog Devices, Inc.[1]	5,167	801,298
Autodesk, Inc.*,1	2,882	798,746
Tyler Technologies, Inc.*	1,876	796,418
Paychex, Inc.	8,112	795,138

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Technology - 11.8% (continued)
Broadcom, Inc.[1]	1,712	$793,786
Zebra Technologies Corp. — Class A*	1,634	792,784
ServiceNow, Inc.*	1,579	789,674
QUALCOMM, Inc.	5,944	788,115
Intel Corp.[1]	12,284	786,176
Leidos Holdings, Inc.[1]	8,139	783,623
Apple, Inc.[1]	6,384	779,806
Cerner Corp.[1]	10,843	779,395
Jack Henry & Associates, Inc.[1]	5,127	777,868
MSCI, Inc. — Class A	1,855	777,764
Micron Technology, Inc.*	8,803	776,513
Cognizant Technology Solutions Corp. — Class A1	9,935	776,122
IPG Photonics Corp.*,1	3,665	773,095
Microsoft Corp.	3,277	772,618
Activision Blizzard, Inc.[1]	8,305	772,365
Seagate Technology plc[1]	10,063	772,335
salesforce.com, Inc.*,1	3,641	771,419
Hewlett Packard Enterprise Co.[1]	48,872	769,245
Xilinx, Inc.[1]	6,159	763,100
Fortinet, Inc.*,1	4,102	756,491
Western Digital Corp.	11,284	753,207
Advanced Micro Devices, Inc.*	9,533	748,341
Intuit, Inc.[1]	1,951	747,350
Paycom Software, Inc.*	2,010	743,821
Fidelity National Information Services, Inc.[1]	5,282	742,702
Fiserv, Inc.*,1	6,225	741,024
Total Technology		46,347,015
Communications - 6.1%
eBay, Inc.[1]	13,847	847,990
Facebook, Inc. — Class A*,1	2,879	847,952
Arista Networks, Inc.*,1	2,763	834,122
Corning, Inc.[1]	18,961	824,993
F5 Networks, Inc.*,1	3,938	821,546
Cisco Systems, Inc.[1]	15,827	818,414
VeriSign, Inc.*	4,108	816,506
Motorola Solutions, Inc.	4,314	811,248
Verizon Communications, Inc.	13,889	807,645
CDW Corp.	4,827	800,075
AT&T, Inc.[1]	25,920	784,598
Netflix, Inc.*	1,491	777,795
Amazon.com, Inc.*,1	250	773,520
Juniper Networks, Inc.[1]	30,420	770,539
NortonLifeLock, Inc.	35,971	764,743
Charter Communications, Inc. — Class A*,1	1,238	763,871
Interpublic Group of Companies, Inc.[1]	26,095	761,974
Expedia Group, Inc.*,1	4,425	761,631
T-Mobile US, Inc.*	6,078	761,513
DISH Network Corp. — Class A*,1	20,731	750,462
Booking Holdings, Inc.*,1	321	747,879
Omnicom Group, Inc.	9,934	736,606
Lumen Technologies, Inc.[1]	55,072	735,211
Comcast Corp. — Class A1	13,534	732,325
Walt Disney Co.*,1	3,919	723,134
Twitter, Inc.*,1	11,346	721,946
Etsy, Inc.*	3,494	704,635
News Corp. — Class A1	22,742	578,329

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Communications - 6.1% (continued)
Fox Corp. — Class A1	12,643	$456,539
Alphabet, Inc. — Class A*,1	191	393,941
Alphabet, Inc. — Class C*,1	184	380,628
ViacomCBS, Inc. — Class B	8,138	367,024
Discovery, Inc. — Class C*,1	7,857	289,845
Fox Corp. — Class B1	5,794	202,384
Discovery, Inc. — Class A*,1	4,270	185,574
News Corp. — Class B1	7,083	166,167
Total Communications		24,023,304
Utilities - 5.7%
Atmos Energy Corp.	8,452	835,480
American Water Works Company, Inc.[1]	5,554	832,656
Xcel Energy, Inc.[1]	12,446	827,783
NiSource, Inc.	34,264	826,105
CMS Energy Corp.[1]	13,428	822,062
Alliant Energy Corp.[1]	15,115	818,628
WEC Energy Group, Inc.	8,732	817,228
Duke Energy Corp.[1]	8,453	815,968
Eversource Energy[1]	9,411	814,898
Consolidated Edison, Inc.[1]	10,892	814,722
Ameren Corp.[1]	9,996	813,275
DTE Energy Co.[1]	6,067	807,760
American Electric Power Company, Inc.[1]	9,534	807,530
Public Service Enterprise Group, Inc.	13,393	806,392
PPL Corp.	27,884	804,175
Entergy Corp.[1]	8,069	802,623
Southern Co.	12,912	802,610
Pinnacle West Capital Corp.[1]	9,864	802,436
Dominion Energy, Inc.	10,507	798,112
Evergy, Inc.	13,396	797,464
CenterPoint Energy, Inc.[1]	35,169	796,578
Sempra Energy	6,001	795,613
Exelon Corp.[1]	18,142	793,531
Edison International[1]	13,271	777,681
NextEra Energy, Inc.	10,211	772,054
FirstEnergy Corp.[1]	22,120	767,343
AES Corp.[1]	27,159	728,133
NRG Energy, Inc.[1]	18,618	702,457
Total Utilities		22,401,297
Energy - 4.3%
Kinder Morgan, Inc.[1]	47,258	786,846
Cabot Oil & Gas Corp. — Class A1	41,099	771,839
Williams Companies, Inc.	32,289	764,926
Enphase Energy, Inc.*	4,691	760,693
ONEOK, Inc.	14,974	758,583
Hess Corp.[1]	10,659	754,231
EOG Resources, Inc.[1]	10,302	747,204
Pioneer Natural Resources Co.	4,665	740,895
Chevron Corp.[1]	6,926	725,776
Schlumberger N.V.	26,634	724,178
Marathon Petroleum Corp.[1]	13,380	715,696
Phillips 66	8,715	710,621
Devon Energy Corp.[1]	31,863	696,207
Exxon Mobil Corp.[1]	12,468	696,089
Diamondback Energy, Inc.	9,422	692,423
ConocoPhillips[1]	13,054	691,470
Halliburton Co.[1]	32,167	690,304

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Energy - 4.3% (continued)
Baker Hughes Co.[1]	31,706	$685,167
Marathon Oil Corp.[1]	63,333	676,396
HollyFrontier Corp.	18,827	673,630
Occidental Petroleum Corp.	25,226	671,516
Valero Energy Corp.	9,374	671,178
APA Corp.[1]	36,395	651,471
NOV, Inc.*	46,267	634,783
Total Energy		17,092,122
Basic Materials - 3.7%
Nucor Corp.	11,076	889,071
Linde plc	2,877	805,963
Sherwin-Williams Co.	1,091	805,169
International Flavors & Fragrances, Inc.[1]	5,730	799,965
PPG Industries, Inc.	5,318	799,083
Air Products and Chemicals, Inc.[1]	2,828	795,630
Newmont Corp.[1]	13,098	789,416
Celanese Corp. — Class A1	5,221	782,158
FMC Corp.[1]	7,017	776,150
DuPont de Nemours, Inc.[1]	10,027	774,887
International Paper Co.[1]	14,303	773,363
Ecolab, Inc.[1]	3,598	770,224
Dow, Inc.	12,009	767,855
LyondellBasell Industries N.V. — Class A1	7,106	739,379
Mosaic Co.[1]	23,273	735,660
Eastman Chemical Co.[1]	6,586	725,250
Albemarle Corp.[1]	4,913	717,838
CF Industries Holdings, Inc.[1]	15,685	711,785
Freeport-McMoRan, Inc.	20,648	679,939
Total Basic Materials		14,638,785
Total Common Stocks
(Cost $331,142,657)		388,178,155
EXCHANGE-TRADED FUNDS† - 45.4%
Invesco QQQ Trust Series[1,2]	187,062	59,697,096
SPDR S&P 500 ETF Trust[1,2]	150,451	59,628,245
iShares Russell 2000 Index ETF[1,2]	269,845	59,619,554
Total Exchange-Traded Funds
(Cost $127,944,623)		178,944,895
MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	13,551,215	13,551,215
Total Money Market Fund
(Cost $13,551,215)		13,551,215
Total Investments - 147.3%
(Cost $472,638,495)		$580,674,265

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Contracts	Value
LISTED OPTIONS WRITTEN† - (1.4)%
Call options on:
BNP Paribas Russell 2000 Index Expiring April 2021 with strike price of $3,990 (Notional Value $119,700,000)*	300	(1,072,500)
BNP Paribas S&P 500 Index Expiring April 2021 with strike price of $13,125 (Notional Value $119,132,104)*	91	(1,942,850)
BNP Paribas NASDAQ-100 Index Expiring April 2021 with strike price of $2,230 (Notional Value $119,019,818)*	536	(2,452,200)
Total Call Options Written
(Premiums received $6,379,154)		$(5,467,550)
Other Assets & Liabilities, net - (45.9)%		(180,884,057)
Total Net Assets - 100.0%		$394,322,658

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with borrowings. As of March 31, 2021, the total market value of segregated securities was $265,354,387. Security represents cover for outstanding options written.

2	Security represents cover for outstanding options written.
3	Rate indicated is the 7-day yield as of March 31, 2021.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$388,178,155	$—	$—	$388,178,155
Exchange-Traded Funds	178,944,895	—	—	178,944,895
Money Market Fund	13,551,215	—	—	13,551,215
Total Assets	$580,674,265	$—	$—	$580,674,265

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$5,467,550	$—	$—	$5,467,550

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization
Guggenheim Enhanced Equity Income Fund (the “Fund” or “GPM”) a Delaware statutory trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. As of March 31, 2021, there were no options purchased outstanding.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 467,081,274	$ 128,220,656	$ (20,095,215)	$ 108,125,441

Note 5 – COVID-19
The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Fund’s investments and shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.